Business and Basis of Presentation (Details)	Mar. 31, 2016	Mar. 30, 2016
Related Party Transactions
Ownership percentage in joint venture	47.00%
Corporate Joint Venture
Related Party Transactions
Ownership percentage in joint venture		47.00%
Majority Shareholder
Related Party Transactions
Percent of common stock held by related party	58.00%